OTHER ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2007	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Assets [Line Items]
Payments to Acquire Mineral Rights		$ 1,700
Intangible assets	[1]		$ 317	$ 334
Investments: [Abstract]
Assurance bond	[2]		118	115
Available-for-sale securities			47	46
Other			50	48
Long-term receivable for taxes	[3]		252	63
Long-lead equipment			187	43
Legally restricted funds	[4]		171	172
Deferred drillship costs			81	113
Rio Tinto's share of ARO			49	50
Other			142	139
Total other assets			1,989	1,741
Finite-Lived Intangible Assets, Accumulated Amortization			61	62
PT Smelting [Member]
Investments: [Abstract]
Equity method investment	[5]		112	107
Cerro Verde [Member]
Schedule Of Other Assets [Line Items]
Disputed tax assessments	[6]		254	232
PT Freeport Indonesia [Member]
Schedule Of Other Assets [Line Items]
Disputed tax assessments	[6]		209	279
Investments: [Abstract]
Assurance bond			$ 115
PT Smelting [Member]
Investments: [Abstract]
Company's direct ownership percentage			25.00%
Unrecognized profit on sales from PT Freeport Indonesia to PT Smelting			$ 14	24
Accounts Receivable, Gross, Current			160	182
New Mexico Environmental And Reclamation Programs Member
Investments: [Abstract]
Legally restricted funds for asset retirement obligations at New Mexico mines			$ 169	$ 168

[1]	Intangible assets were net of accumulated amortization totaling $61 million at December 31, 2015, and $62 million at December 31, 2014.
[2]	Relates to PT-FI's commitment for smelter development in Indonesia (refer to Note 13 for further discussion).
[3]	Includes tax overpayments and refunds not expected to be realized within the next 12 months (primarily at PT-FI and Cerro Verde).
[4]	Includes $169 million at December 31, 2015, and $168 million at December 31, 2014, for AROs related to properties in New Mexico (refer to Note 12 for further discussion).
[5]	FCX's 25 percent ownership in PT Smelting (smelter and refinery in Gresik, Indonesia) is recorded using the equity method. Amounts were reduced by unrecognized profits on sales from PT-FI to PT Smelting totaling $14 million at December 31, 2015, and $24 million at December 31, 2014. Trade accounts receivable from PT Smelting totaled $160 million at December 31, 2015, and $182 million at December 31, 2014.
[6]	Refer to Note 12 for further discussion.